Schedule of Investments (unaudited) January 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.4%
Boeing Co. (The)
2.30%, 08/01/21(a)	$100	$100,520
2.70%, 02/01/27 (Call 12/01/26)	145	147,785
2.95%, 02/01/30 (Call 11/01/29)	85	87,490
3.20%, 03/01/29 (Call 12/01/28)	275	288,989
3.25%, 02/01/35 (Call 11/01/34)	100	103,793
3.60%, 05/01/34 (Call 02/01/34)	385	419,015
3.75%, 02/01/50 (Call 08/01/49)(a)	190	204,052
3.95%, 08/01/59 (Call 02/01/59)	200	214,996
6.88%, 03/15/39	175	256,762
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	70	70,678
2.13%, 08/15/26 (Call 05/15/26)(a)	170	171,921
2.38%, 11/15/24 (Call 09/15/24)	110	113,706
2.63%, 11/15/27 (Call 08/15/27)(a)	145	151,289
3.00%, 05/11/21	275	279,799
3.38%, 05/15/23 (Call 04/15/23)	143	150,949
3.50%, 05/15/25 (Call 03/15/25)	100	108,306
3.60%, 11/15/42 (Call 05/14/42)	34	40,043
3.75%, 05/15/28 (Call 02/15/28)	340	382,473
3.88%, 07/15/21 (Call 04/15/21)	129	132,538
Lockheed Martin Corp.
3.35%, 09/15/21	350	359,695
3.55%, 01/15/26 (Call 10/15/25)	600	654,276
4.07%, 12/15/42	230	276,136
4.70%, 05/15/46 (Call 11/15/45)	870	1,149,227
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	359	367,673
4.88%, 10/15/40	200	261,678

		6,493,789

Agriculture — 1.0%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	425	438,953
3.75%, 09/15/47 (Call 03/15/47)	100	115,165
4.02%, 04/16/43	104	122,087
4.50%, 03/15/49 (Call 09/15/48)	250	323,710
4.54%, 03/26/42	95	119,068
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	130	131,339
2.50%, 08/22/22(a)	536	545,659
2.50%, 11/02/22 (Call 10/02/22)	35	35,698
2.63%, 02/18/22 (Call 01/18/22)	25	25,403
2.63%, 03/06/23	200	204,946
2.75%, 02/25/26 (Call 11/25/25)	180	186,266
3.13%, 08/17/27 (Call 05/17/27)	50	53,078
3.13%, 03/02/28 (Call 12/02/27)	105	110,882
3.25%, 11/10/24	200	212,372
3.38%, 08/11/25 (Call 05/11/25)	135	144,640
3.38%, 08/15/29 (Call 05/15/29)	100	107,710
3.60%, 11/15/23(a)	208	221,711
3.88%, 08/21/42	115	124,176
4.13%, 03/04/43	250	280,150
4.25%, 11/10/44	380	437,156
4.38%, 11/15/41	84	96,931
4.50%, 03/20/42	40	46,958
4.88%, 11/15/43	100	124,212
6.38%, 05/16/38	290	412,574

		4,620,844

Security	Par (000)	Value

Airlines — 0.2%
American Airlines Pass Through Trust
Series 2014-1, Class A, 3.70%, 10/01/26	$22	$23,350
Series 2015-1, Class A, 3.38%, 05/01/27	310	327,373
JetBlue 2019-1 Class AA Pass Through Trust, Series AA, 2.75%, 11/15/33(a)	150	155,037
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	87	93,936
Series 2014-1, Class A, 4.00%, 04/11/26	120	129,111
Series 2014-2, Class A, 3.75%, 09/03/26	287	304,837
Series 2016-1, Class AA, 3.10%, 07/07/28	30	31,747
Series 2016-2, Class AA, 2.88%, 10/07/28(a)	63	64,094

		1,129,485

Apparel — 0.2%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	92	93,851
2.38%, 11/01/26 (Call 08/01/26)	225	232,704
3.38%, 11/01/46 (Call 05/01/46)	105	116,989
3.63%, 05/01/43 (Call 11/01/42)	145	164,849
3.88%, 11/01/45 (Call 05/01/45)	140	167,607
VF Corp., 3.50%, 09/01/21 (Call 06/21/21)	75	76,693

		852,693

Auto Manufacturers — 1.4%
American Honda Finance Corp.
1.65%, 07/12/21	195	195,148
1.70%, 09/09/21	260	260,343
1.95%, 05/10/23	175	176,313
2.30%, 09/09/26	245	249,822
2.35%, 01/08/27	200	203,146
2.60%, 11/16/22	145	148,599
2.90%, 02/16/24	206	214,611
3.50%, 02/15/28	210	230,704
3.63%, 10/10/23	320	341,094
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	487	519,254
4.88%, 10/01/43 (Call 04/01/43)	45	58,145
Daimler Finance North America LLC, 8.50%, 01/18/31	425	643,935
Toyota Motor Corp., 2.36%, 07/02/24	150	154,002
Toyota Motor Credit Corp.
1.90%, 04/08/21	275	275,927
2.15%, 09/08/22(a)	75	76,029
2.25%, 10/18/23(a)	390	397,484
2.60%, 01/11/22	768	782,538
2.63%, 01/10/23(a)	272	280,089
2.70%, 01/11/23	285	294,231
2.80%, 07/13/22	73	75,047
2.90%, 04/17/24(a)	196	205,253
3.30%, 01/12/22	250	257,920
3.40%, 09/15/21	200	205,736
3.45%, 09/20/23	250	265,270

		6,510,640

Auto Parts & Equipment — 0.1%
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	180	192,733
4.15%, 10/01/25 (Call 07/01/25)	145	159,512

		352,245

Banks — 34.3%
Australia & New Zealand Banking Group Ltd./New York NY
2.63%, 05/19/22	385	392,969
2.63%, 11/09/22	400	409,768

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Banco Santander SA
2.71%, 06/27/24	$560	$574,930
3.31%, 06/27/29	480	510,134
3.80%, 02/23/28	125	135,104
3.85%, 04/12/23	200	210,648
4.38%, 04/12/28(a)	200	225,214
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)	290	293,593
2.63%, 04/19/21	175	176,972
2.82%, 07/21/23 (Call 07/21/22)(b)	430	439,249
2.88%, 04/24/23 (Call 04/24/22)(b)	340	347,466
2.88%, 10/22/30 (Call 10/22/29)(a)(b)	400	415,612
3.00%, 12/20/23 (Call 12/20/22)(b)	525	540,792
3.09%, 10/01/25 (Call 10/01/24)(b)	243	254,496
3.12%, 01/20/23 (Call 01/20/22)(a)(b)	374	383,036
3.19%, 07/23/30 (Call 07/23/29)(b)	500	532,025
3.25%, 10/21/27 (Call 10/21/26)	138	146,807
3.30%, 01/11/23	692	723,119
3.37%, 01/23/26 (Call 01/23/25)(a)(b)	475	504,588
3.42%, 12/20/28 (Call 12/20/27)(b)	892	956,643
3.46%, 03/15/25 (Call 03/15/24)(b)	550	582,081
3.50%, 05/17/22 (Call 05/17/21)(b)	230	235,076
3.50%, 04/19/26	475	512,283
3.55%, 03/05/24 (Call 03/05/23)(b)	100	104,784
3.56%, 04/23/27 (Call 04/23/26)(b)	250	269,200
3.59%, 07/21/28 (Call 07/21/27)(b)	264	286,260
3.71%, 04/24/28 (Call 04/24/27)(b)	275	299,929
3.82%, 01/20/28 (Call 01/20/27)(b)	215	235,275
3.88%, 08/01/25	590	647,490
3.95%, 01/23/49 (Call 01/23/48)(b)	75	87,953
3.97%, 03/05/29 (Call 03/05/28)(b)	400	445,456
3.97%, 02/07/30 (Call 02/07/29)(b)	400	448,992
4.00%, 04/01/24	600	649,878
4.10%, 07/24/23	75	80,768
4.13%, 01/22/24(a)	475	515,912
4.24%, 04/24/38 (Call 04/24/37)(a)(b)	225	269,773
4.27%, 07/23/29 (Call 07/23/28)(b)	850	967,623
4.33%, 03/15/50 (Call 03/15/49)(b)	255	316,363
4.44%, 01/20/48 (Call 01/20/47)(b)	170	214,015
4.88%, 04/01/44	80	105,650
5.00%, 01/21/44	605	801,855
5.88%, 02/07/42	260	377,549
Bank of Montreal
1.90%, 08/27/21	400	401,836
2.35%, 09/11/22	694	707,006
2.55%, 11/06/22 (Call 10/06/22)	180	184,352
2.90%, 03/26/22	805	824,867
Series D, 3.10%, 04/13/21	200	203,562
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	425	427,091
2.20%, 08/16/23 (Call 06/16/23)	285	289,691
2.45%, 08/17/26 (Call 05/17/26)	164	168,941
2.50%, 04/15/21 (Call 03/15/21)	120	121,171
2.60%, 02/07/22 (Call 01/07/22)	99	100,854
2.66%, 05/16/23 (Call 05/16/22)(b)	135	137,661
2.80%, 05/04/26 (Call 02/04/26)	205	215,666
3.00%, 10/30/28 (Call 07/30/28)	218	229,297
3.25%, 09/11/24 (Call 08/11/24)(a)	26	27,651
3.25%, 05/16/27 (Call 02/16/27)	200	215,708
3.30%, 08/23/29 (Call 05/23/29)	225	242,525

Security	Par (000)	Value

Banks (continued)
3.40%, 05/15/24 (Call 04/15/24)	$316	$337,314
3.40%, 01/29/28 (Call 10/29/27)	225	245,354
3.44%, 02/07/28 (Call 02/07/27)(a)(b)	210	227,386
3.50%, 04/28/23	375	396,315
3.55%, 09/23/21 (Call 08/23/21)	325	334,734
3.85%, 04/28/28	125	142,138
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	89	95,434
Series G, 3.00%, 02/24/25 (Call 01/24/25)	100	105,337
Bank of Nova Scotia (The)
2.45%, 03/22/21	292	294,832
2.45%, 09/19/22	130	132,763
2.70%, 03/07/22	1,017	1,039,944
2.80%, 07/21/21	150	152,522
3.13%, 04/20/21	225	229,145
3.40%, 02/11/24	320	338,896
BNP Paribas SA, 3.25%, 03/03/23	640	668,512
BPCE SA, 3.38%, 12/02/26	410	437,794
Canadian Imperial Bank of Commerce
2.55%, 06/16/22(a)	680	695,817
3.50%, 09/13/23	450	477,544
Citibank N.A.
2.84%, 05/20/22 (Call 04/20/22)(b)	750	760,132
3.17%, 02/19/22 (Call 02/19/21)(b)	900	912,780
3.40%, 07/23/21 (Call 06/23/21)	400	409,424
3.65%, 01/23/24 (Call 12/23/23)	300	320,904
Citigroup Inc.
2.31%, 11/04/22 (Call 11/04/21)(b)	300	302,091
2.67%, 01/29/31 (Call 01/29/30)(b)	400	404,600
2.88%, 07/24/23 (Call 07/24/22)(b)	1,000	1,022,280
2.90%, 12/08/21 (Call 11/08/21)	250	254,813
3.14%, 01/24/23 (Call 01/24/22)(b)	20	20,463
3.20%, 10/21/26 (Call 07/21/26)	150	158,982
3.30%, 04/27/25	500	531,775
3.35%, 04/24/25 (Call 04/24/24)(b)	733	770,735
3.40%, 05/01/26	815	875,000
3.52%, 10/27/28 (Call 10/27/27)(b)	1,000	1,077,390
3.70%, 01/12/26	290	314,734
3.88%, 10/25/23(a)	225	242,037
3.89%, 01/10/28 (Call 01/10/27)(b)	25	27,441
3.98%, 03/20/30 (Call 03/20/29)(b)	800	894,240
4.04%, 06/01/24 (Call 06/01/23)(b)	370	394,816
4.28%, 04/24/48 (Call 10/24/47)(a)(b)	175	215,803
4.50%, 01/14/22	300	315,213
4.65%, 07/23/48 (Call 06/23/48)	915	1,187,880
8.13%, 07/15/39	583	1,002,125
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)	45	47,812
Cooperatieve Rabobank UA
3.88%, 02/08/22	1,020	1,064,156
5.25%, 05/24/41	250	353,772
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	730	744,585
2.75%, 01/10/23	300	308,556
Credit Suisse AG/New York NY
3.00%, 10/29/21	400	408,952
3.63%, 09/09/24	585	627,138
Fifth Third Bank/Cincinnati OH, 3.95%, 07/28/25 (Call 06/28/25)	225	248,306
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	275	276,174
2.63%, 04/25/21 (Call 03/25/21)	600	605,652

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.88%, 10/31/22 (Call 10/31/21)(b)	$425	$432,416
2.91%, 06/05/23 (Call 06/05/22)(b)	220	224,732
2.91%, 07/24/23 (Call 07/24/22)(b)	320	327,216
3.00%, 04/26/22 (Call 04/26/21)	470	476,740
3.20%, 02/23/23 (Call 01/23/23)	875	907,016
3.27%, 09/29/25 (Call 09/29/24)(b)	470	493,984
3.50%, 01/23/25 (Call 10/23/24)(a)	560	595,997
3.50%, 11/16/26 (Call 11/16/25)	515	550,576
3.63%, 01/22/23	927	974,944
3.63%, 02/20/24 (Call 01/20/24)	250	265,765
3.69%, 06/05/28 (Call 06/05/27)(b)	365	395,777
3.75%, 05/22/25 (Call 02/22/25)	352	378,988
3.75%, 02/25/26 (Call 11/25/25)	280	303,002
3.81%, 04/23/29 (Call 04/23/28)(b)	185	203,494
3.85%, 07/08/24 (Call 04/08/24)	660	707,467
3.85%, 01/26/27 (Call 01/26/26)(a)	730	792,240
4.00%, 03/03/24	548	591,632
4.02%, 10/31/38 (Call 10/31/37)(b)	435	491,854
4.22%, 05/01/29 (Call 05/01/28)(a)(b)	710	801,214
4.41%, 04/23/39 (Call 04/23/38)(b)	380	450,068
4.75%, 10/21/45 (Call 04/21/45)	420	534,643
4.80%, 07/08/44 (Call 01/08/44)	355	449,373
5.25%, 07/27/21	195	204,861
5.75%, 01/24/22	305	328,012
6.25%, 02/01/41	415	606,967
HSBC Holdings PLC
2.65%, 01/05/22	650	659,724
2.95%, 05/25/21	600	609,048
3.26%, 03/13/23 (Call 03/13/22)(b)	730	749,433
3.40%, 03/08/21	1,000	1,017,580
3.60%, 05/25/23	100	105,235
3.80%, 03/11/25 (Call 03/11/24)(b)	450	477,828
3.90%, 05/25/26	375	407,351
3.95%, 05/18/24 (Call 05/18/23)(b)	600	635,202
3.97%, 05/22/30 (Call 05/22/29)(b)	410	451,033
4.00%, 03/30/22(a)	394	412,108
4.04%, 03/13/28 (Call 03/13/27)(b)	475	518,629
4.25%, 03/14/24(a)	400	429,968
4.29%, 09/12/26 (Call 09/15/25)(b)	200	219,618
4.30%, 03/08/26	650	720,668
4.38%, 11/23/26	775	855,150
4.58%, 06/19/29 (Call 06/19/28)(b)	450	513,774
4.88%, 01/14/22	299	316,420
5.10%, 04/05/21	250	259,673
5.25%, 03/14/44	430	557,194
6.10%, 01/14/42	125	179,586
6.50%, 05/02/36	350	485,243
6.50%, 09/15/37	410	575,382
6.80%, 06/01/38	305	441,780
HSBC USA Inc., 3.50%, 06/23/24(a)	275	294,706
Huntington National Bank (The), 3.25%, 05/14/21 (Call 04/14/21)	350	356,552
ING Groep NV
3.15%, 03/29/22	345	354,412
3.95%, 03/29/27	530	585,708
4.10%, 10/02/23	482	517,721
4.55%, 10/02/28	270	313,921
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	212	212,634
2.40%, 06/07/21 (Call 05/07/21)	200	201,820

Security	Par (000)	Value

Banks (continued)
2.55%, 03/01/21 (Call 02/01/21)	$175	$176,598
2.70%, 05/18/23 (Call 03/18/23)	551	565,965
2.78%, 04/25/23 (Call 04/25/22)(b)	500	510,160
2.95%, 10/01/26 (Call 07/01/26)	125	131,323
2.97%, 01/15/23 (Call 01/15/22)	175	179,036
3.13%, 01/23/25 (Call 10/23/24)	174	183,556
3.20%, 01/25/23	694	722,780
3.20%, 06/15/26 (Call 03/15/26)	200	212,670
3.22%, 03/01/25 (Call 03/01/24)(b)	175	183,565
3.25%, 09/23/22	350	363,359
3.30%, 04/01/26 (Call 01/01/26)	450	481,176
3.51%, 06/18/22 (Call 06/18/21)(b)	20	20,474
3.54%, 05/01/28 (Call 05/01/27)(b)	245	265,156
3.56%, 04/23/24 (Call 04/23/23)(b)	210	220,672
3.63%, 05/13/24	245	262,625
3.63%, 12/01/27 (Call 12/01/26)	175	188,435
3.70%, 05/06/30 (Call 05/06/29)(b)	375	413,801
3.78%, 02/01/28 (Call 02/01/27)(b)	750	821,572
3.80%, 07/23/24 (Call 07/23/23)(b)	100	106,343
3.88%, 02/01/24	275	296,156
3.88%, 07/24/38 (Call 07/24/37)(b)	330	375,411
3.90%, 07/15/25 (Call 04/15/25)	490	537,060
3.90%, 01/23/49 (Call 01/23/48)(b)	250	294,555
3.96%, 11/15/48 (Call 11/15/47)(b)	550	655,000
4.01%, 04/23/29 (Call 04/23/28)(b)	300	335,628
4.02%, 12/05/24 (Call 12/05/23)(b)	20	21,551
4.03%, 07/24/48 (Call 07/24/47)(b)	230	274,967
4.20%, 07/23/29 (Call 07/23/28)(b)	495	562,558
4.25%, 10/01/27	350	395,927
4.26%, 02/22/48 (Call 02/22/47)(b)	305	376,065
4.35%, 08/15/21	108	112,210
4.50%, 01/24/22	350	368,616
4.63%, 05/10/21	947	981,660
4.85%, 02/01/44	25	32,896
4.95%, 06/01/45	10	13,125
5.40%, 01/06/42	165	227,966
5.50%, 10/15/40	190	262,810
5.60%, 07/15/41	342	481,273
5.63%, 08/16/43	10	14,078
6.40%, 05/15/38(a)	490	725,866
KeyBank N.A./Cleveland OH
3.30%, 02/01/22	275	283,632
3.38%, 03/07/23(a)	450	473,004
Lloyds Bank PLC, 2.25%, 08/14/22	475	480,329
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(b)	660	673,444
3.00%, 01/11/22	160	163,258
3.10%, 07/06/21	200	203,554
3.57%, 11/07/28 (Call 11/07/27)(b)	185	196,995
3.75%, 01/11/27	410	440,016
4.05%, 08/16/23	650	692,991
4.45%, 05/08/25	525	581,758
4.55%, 08/16/28	325	371,910
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	425	450,904
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	250	261,445
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	350	352,205
2.62%, 07/18/22	500	509,450
2.67%, 07/25/22	245	249,834

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.80%, 07/18/24	$300	$310,377
3.00%, 02/22/22	1,183	1,210,931
3.20%, 07/18/29	275	291,478
3.22%, 03/07/22	200	205,816
3.29%, 07/25/27(a)	450	480,604
3.41%, 03/07/24	250	263,928
3.46%, 03/02/23	100	104,662
3.54%, 07/26/21	50	51,304
3.68%, 02/22/27	560	610,221
3.74%, 03/07/29	250	277,125
3.75%, 07/18/39	225	256,876
3.78%, 03/02/25	75	81,203
3.85%, 03/01/26	400	437,764
3.96%, 03/02/28	275	308,132
4.15%, 03/07/39	100	119,306
4.29%, 07/26/38	75	90,596
Mizuho Financial Group Inc.
2.27%, 09/13/21	700	705,222
2.95%, 02/28/22	275	281,108
3.17%, 09/11/27	516	544,241
3.55%, 03/05/23	230	241,307
3.66%, 02/28/27	277	300,199
3.92%, 09/11/24 (Call 09/11/23)(b)	200	212,584
4.02%, 03/05/28	200	223,974
4.25%, 09/11/29 (Call 09/11/28)(b)	200	228,260
Morgan Stanley
2.50%, 04/21/21	425	429,008
2.63%, 11/17/21	575	583,734
2.70%, 01/22/31 (Call 01/22/30)(b)	500	507,495
2.72%, 07/22/25 (Call 07/22/24)(a)(b)	200	205,792
2.75%, 05/19/22	1,235	1,260,984
3.13%, 01/23/23	485	503,095
3.13%, 07/27/26(a)	630	666,364
3.59%, 07/22/28 (Call 07/22/27)(b)	915	992,372
3.63%, 01/20/27	695	753,561
3.70%, 10/23/24	300	323,274
3.74%, 04/24/24 (Call 04/24/23)(b)	840	886,561
3.75%, 02/25/23	389	411,418
3.88%, 01/27/26	480	526,003
3.97%, 07/22/38 (Call 07/22/37)(b)	295	337,276
4.00%, 07/23/25	375	412,342
4.30%, 01/27/45	420	511,858
4.38%, 01/22/47	605	751,132
4.43%, 01/23/30 (Call 01/23/29)(b)	450	519,372
4.46%, 04/22/39 (Call 04/22/38)(b)	160	193,862
5.50%, 07/28/21	234	246,786
6.25%, 08/09/26	100	124,060
6.38%, 07/24/42	428	649,165
7.25%, 04/01/32	255	375,939
Series F, 3.88%, 04/29/24	477	513,934
National Australia Bank Ltd./New York
1.88%, 07/12/21	400	401,180
2.50%, 05/22/22(a)	340	345,872
2.50%, 07/12/26	385	394,240
2.80%, 01/10/22	140	142,923
2.88%, 04/12/23	300	310,263
Northern Trust Corp.
2.38%, 08/02/22	278	282,754
3.38%, 08/23/21	93	95,449
3.95%, 10/30/25	435	481,889

Security	Par (000)	Value

Banks (continued)
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)	$250	$251,455
2.63%, 02/17/22 (Call 01/17/22)	630	641,346
3.30%, 10/30/24 (Call 09/30/24)	275	293,024
4.20%, 11/01/25 (Call 10/01/25)	250	278,828
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	200	204,238
2.60%, 07/23/26 (Call 05/24/26)	500	515,870
3.15%, 05/19/27 (Call 04/19/27)	180	193,158
3.30%, 03/08/22 (Call 02/06/22)	394	406,316
3.45%, 04/23/29 (Call 01/23/29)	250	273,745
3.50%, 01/23/24 (Call 12/24/23)	590	628,698
3.90%, 04/29/24 (Call 03/29/24)	890	959,197
Royal Bank of Canada
1.95%, 01/17/23	255	256,545
2.55%, 07/16/24	350	360,678
2.75%, 02/01/22	579	591,848
3.20%, 04/30/21	334	340,530
3.70%, 10/05/23	425	453,900
4.65%, 01/27/26(a)	305	347,035
Santander UK PLC, 4.00%, 03/13/24	698	752,814
Skandinaviska Enskilda Banken AB
2.63%, 03/15/21	250	252,523
2.80%, 03/11/22	320	326,486
State Street Corp.
1.95%, 05/19/21	100	100,512
2.65%, 05/15/23 (Call 05/15/22)(b)	69	70,377
2.65%, 05/19/26	290	300,643
3.10%, 05/15/23	250	260,428
3.30%, 12/16/24	320	342,307
3.55%, 08/18/25	376	409,859
3.70%, 11/20/23	250	268,933
3.78%, 12/03/24 (Call 12/03/23)(b)	75	80,239
4.14%, 12/03/29 (Call 12/03/28)(b)	275	316,176
4.38%, 03/07/21	70	72,080
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/23	725	773,270
3.95%, 01/10/24	75	80,599
Sumitomo Mitsui Financial Group Inc.
2.44%, 10/19/21	50	50,605
2.63%, 07/14/26	134	137,319
2.70%, 07/16/24	400	411,280
2.75%, 01/15/30	400	408,380
2.78%, 07/12/22	377	385,641
2.78%, 10/18/22	401	410,973
2.85%, 01/11/22	100	101,984
2.93%, 03/09/21	325	329,368
3.01%, 10/19/26	369	386,251
3.04%, 07/16/29	600	629,436
3.10%, 01/17/23(a)	90	93,304
3.35%, 10/18/27	150	160,764
3.36%, 07/12/27	250	267,478
3.45%, 01/11/27	410	439,212
3.78%, 03/09/26(a)	255	277,810
3.94%, 10/16/23	1,000	1,069,840
Svenska Handelsbanken AB
2.45%, 03/30/21	350	353,265
3.35%, 05/24/21	250	255,508
Toronto-Dominion Bank (The)
1.80%, 07/13/21	325	326,219

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.13%, 04/07/21	$283	$284,845
3.25%, 06/11/21	275	281,160
3.25%, 03/11/24	250	264,773
3.50%, 07/19/23	200	212,000
3.63%, 09/15/31 (Call 09/15/26)(b)	555	594,050
Truist Bank
2.45%, 08/01/22 (Call 07/01/22)	585	595,302
2.80%, 05/17/22 (Call 04/17/22)	490	501,049
2.85%, 04/01/21 (Call 03/01/21)	242	245,105
3.63%, 09/16/25 (Call 08/16/25)	275	298,105
3.69%, 08/02/24 (Call 08/02/23)(b)	220	233,532
4.05%, 11/03/25 (Call 09/03/25)	275	307,351
Truist Financial Corp.
2.05%, 05/10/21 (Call 04/09/21)	521	523,193
2.50%, 08/01/24 (Call 07/01/24)	250	256,690
2.75%, 04/01/22 (Call 03/01/22)	625	637,637
2.85%, 10/26/24 (Call 09/26/24)	986	1,029,709
3.20%, 09/03/21 (Call 08/03/21)	225	229,916
3.88%, 03/19/29 (Call 02/19/29)	200	223,654
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)	501	515,494
3.00%, 03/15/22 (Call 02/15/22)	204	209,600
3.10%, 04/27/26 (Call 03/27/26)	505	535,234
3.38%, 02/05/24 (Call 01/05/24)	275	292,177
3.60%, 09/11/24 (Call 08/11/24)	300	322,905
3.70%, 01/30/24 (Call 12/29/23)(a)	85	91,272
3.90%, 04/26/28 (Call 03/26/28)	50	57,295
Series V, 2.38%, 07/22/26 (Call 06/22/26)	265	271,291
Series V, 2.63%, 01/24/22 (Call 12/23/21)	550	560,395
Series X, 3.15%, 04/27/27 (Call 03/27/27)	850	913,486
U.S. Bank N.A./Cincinnati OH
3.15%, 04/26/21 (Call 03/26/21)	250	254,403
3.40%, 07/24/23 (Call 06/23/23)	335	354,011
Wachovia Corp., 5.50%, 08/01/35	200	263,134
Wells Fargo & Co.
2.10%, 07/26/21	275	276,493
2.50%, 03/04/21	199	200,686
2.63%, 07/22/22	190	193,830
2.88%, 10/30/30 (Call 10/30/29)(b)	525	541,417
3.00%, 02/19/25(a)	980	1,028,706
3.00%, 04/22/26	353	368,977
3.00%, 10/23/26	545	571,187
3.07%, 01/24/23 (Call 01/24/22)	555	567,543
3.30%, 09/09/24	620	657,752
3.50%, 03/08/22(a)	1,134	1,173,792
3.55%, 09/29/25(a)	450	485,118
3.58%, 05/22/28 (Call 05/22/27)(b)	265	286,897
3.75%, 01/24/24 (Call 12/24/23)	400	427,324
3.90%, 05/01/45	325	379,818
4.10%, 06/03/26	469	516,078
4.13%, 08/15/23	24	25,725
4.15%, 01/24/29 (Call 10/24/28)	460	522,657
4.30%, 07/22/27	575	644,000
4.40%, 06/14/46	240	282,708
4.48%, 01/16/24(a)	269	293,474
4.60%, 04/01/21	212	219,004
4.65%, 11/04/44	445	537,698
4.75%, 12/07/46	450	558,193
4.90%, 11/17/45	355	447,318
5.38%, 02/07/35	25	33,375

Security	Par (000)	Value

Banks (continued)
5.38%, 11/02/43	$170	$223,997
5.61%, 01/15/44	415	562,952
Series M, 3.45%, 02/13/23	430	448,666
Wells Fargo Bank N.A.
2.08%, 09/09/22 (Call 09/09/21)(b)	540	542,538
3.55%, 08/14/23 (Call 07/14/23)	446	471,596
Westpac Banking Corp.
2.00%, 08/19/21	300	301,674
2.00%, 01/13/23	150	151,356
2.10%, 05/13/21	125	125,684
2.50%, 06/28/22	105	106,821
2.70%, 08/19/26	105	108,833
2.75%, 01/11/23	545	561,328
2.80%, 01/11/22	300	306,195
2.85%, 05/13/26	425	443,045
3.35%, 03/08/27	350	379,652
3.65%, 05/15/23	250	264,880

		159,714,427

Beverages — 1.9%
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	154	198,782
Coca-Cola Co. (The)
1.55%, 09/01/21	250	250,257
2.13%, 09/06/29	100	100,337
2.20%, 05/25/22	50	50,738
2.25%, 09/01/26	145	148,858
2.50%, 04/01/23	150	154,402
2.55%, 06/01/26	118	123,178
2.88%, 10/27/25	765	812,529
2.90%, 05/25/27	110	117,833
3.20%, 11/01/23	247	262,220
3.30%, 09/01/21	266	273,203
Diageo Capital PLC
2.38%, 10/24/29 (Call 07/24/29)	200	203,652
2.63%, 04/29/23 (Call 01/29/23)	856	880,011
3.88%, 04/29/43 (Call 10/29/42)	70	81,823
5.88%, 09/30/36	100	140,543
Diageo Investment Corp.
2.88%, 05/11/22	254	260,561
4.25%, 05/11/42	159	192,104
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	425	425,969
2.25%, 05/02/22 (Call 04/02/22)	550	557,892
2.38%, 10/06/26 (Call 07/06/26)	95	98,142
2.63%, 07/29/29 (Call 04/29/29)	200	209,256
2.75%, 03/05/22	125	128,022
2.75%, 03/01/23	145	150,039
2.75%, 04/30/25 (Call 01/30/25)	35	36,780
2.85%, 02/24/26 (Call 11/24/25)	145	153,529
2.88%, 10/15/49 (Call 04/15/49)	200	201,320
3.00%, 10/15/27 (Call 07/15/27)	80	86,085
3.10%, 07/17/22 (Call 05/17/22)	115	118,887
3.38%, 07/29/49 (Call 01/29/49)	280	306,236
3.45%, 10/06/46 (Call 04/06/46)	475	524,609
3.50%, 07/17/25 (Call 04/17/25)	135	146,864
3.60%, 03/01/24 (Call 12/01/23)(a)	390	419,383
3.60%, 08/13/42	10	11,302
4.00%, 03/05/42	382	452,781
4.00%, 05/02/47 (Call 11/02/46)	90	108,381
4.25%, 10/22/44 (Call 04/22/44)	135	166,416
4.45%, 04/14/46 (Call 10/14/45)	185	236,384

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.60%, 07/17/45 (Call 01/17/45)	$75	$97,048
5.50%, 01/15/40	35	48,985

		8,935,341

Biotechnology — 1.0%
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	100	100,623
2.50%, 09/01/23 (Call 07/01/23)	136	139,268
2.95%, 03/01/27 (Call 12/01/26)(a)	400	422,084
3.25%, 09/01/22 (Call 07/01/22)	30	31,111
3.50%, 02/01/25 (Call 11/01/24)	314	336,529
3.65%, 03/01/26 (Call 12/01/25)	300	327,009
3.70%, 04/01/24 (Call 01/01/24)	555	594,022
4.00%, 09/01/36 (Call 03/01/36)	75	85,981
4.15%, 03/01/47 (Call 09/01/46)	210	243,758
4.40%, 12/01/21 (Call 09/01/21)	124	129,275
4.50%, 04/01/21 (Call 01/01/21)	70	71,811
4.50%, 02/01/45 (Call 08/01/44)	375	450,131
4.60%, 09/01/35 (Call 03/01/35)	212	261,837
4.75%, 03/01/46 (Call 09/01/45)	555	692,535
4.80%, 04/01/44 (Call 10/01/43)	415	517,683
5.65%, 12/01/41 (Call 06/01/41)	185	255,535

		4,659,192

Chemicals — 0.3%
Ecolab Inc.
3.25%, 12/01/27 (Call 09/01/27)	115	124,032
3.95%, 12/01/47 (Call 06/01/47)	185	218,885
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)(a)	15	16,650
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	117	118,408
2.45%, 02/15/22 (Call 11/15/21)	298	302,449
3.00%, 09/01/21	25	25,541
3.20%, 01/30/26 (Call 10/30/25)(a)	220	235,501
3.55%, 11/07/42 (Call 05/07/42)	205	226,960

		1,268,426

Commercial Services — 0.3%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	222	240,202
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	50	59,708
Massachusetts Institute of Technology
4.68%, 07/01/2114	55	77,963
5.60%, 07/01/2111	105	178,254
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)	175	189,553
Princeton University, 5.70%, 03/01/39	88	127,375
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	243	255,609
4.50%, 05/15/48 (Call 11/15/47)(a)	100	128,090
University of Southern California, 3.03%, 10/01/39	310	333,145

		1,589,899

Computers — 4.0%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	100	100,049
1.80%, 09/11/24 (Call 08/11/24)	250	251,525
2.10%, 09/12/22 (Call 08/12/22)	28	28,374
2.15%, 02/09/22(a)	319	322,943
2.20%, 09/11/29 (Call 06/11/29)	150	151,043
2.30%, 05/11/22 (Call 04/11/22)	125	127,080
2.40%, 01/13/23 (Call 12/13/22)	185	189,614

Security	Par (000)	Value

Computers (continued)
2.40%, 05/03/23	$1,960	$2,008,961
2.45%, 08/04/26 (Call 05/04/26)	165	170,430
2.50%, 02/09/22 (Call 01/09/22)	260	264,636
2.50%, 02/09/25	368	381,274
2.70%, 05/13/22	137	140,558
2.75%, 01/13/25 (Call 11/13/24)	185	193,719
2.85%, 05/06/21	242	245,949
2.85%, 02/23/23 (Call 12/23/22)	215	222,714
2.85%, 05/11/24 (Call 03/11/24)	205	214,350
2.90%, 09/12/27 (Call 06/12/27)	540	573,172
2.95%, 09/11/49 (Call 03/11/49)	150	152,911
3.00%, 02/09/24 (Call 12/09/23)	285	298,965
3.00%, 06/20/27 (Call 03/20/27)(a)	100	106,743
3.00%, 11/13/27 (Call 08/13/27)	475	508,160
3.20%, 05/13/25	197	211,032
3.20%, 05/11/27 (Call 02/11/27)(a)	380	409,682
3.25%, 02/23/26 (Call 11/23/25)	405	435,561
3.35%, 02/09/27 (Call 11/09/26)	540	586,505
3.45%, 05/06/24	247	265,098
3.45%, 02/09/45(a)	485	532,811
3.75%, 09/12/47 (Call 03/12/47)	60	69,188
3.75%, 11/13/47 (Call 05/13/47)	325	375,983
3.85%, 05/04/43	332	385,668
3.85%, 08/04/46 (Call 02/04/46)	440	514,831
4.25%, 02/09/47 (Call 08/09/46)	235	290,984
4.38%, 05/13/45	370	464,990
4.45%, 05/06/44	77	96,837
4.50%, 02/23/36 (Call 08/23/35)	370	465,697
4.65%, 02/23/46 (Call 08/23/45)	600	778,998
IBM Credit LLC, 3.00%, 02/06/23	300	311,439
International Business Machines Corp.
1.88%, 08/01/22	215	216,101
2.80%, 05/13/21	100	101,509
2.85%, 05/13/22	380	390,009
2.88%, 11/09/22	310	319,833
2.90%, 11/01/21	125	127,703
3.00%, 05/15/24	400	419,876
3.30%, 05/15/26	445	479,185
3.30%, 01/27/27	165	178,124
3.38%, 08/01/23	200	211,288
3.45%, 02/19/26(a)	398	431,169
3.50%, 05/15/29	575	632,632
3.63%, 02/12/24	165	176,956
4.00%, 06/20/42	240	276,794
4.15%, 05/15/39	350	411,274
4.25%, 05/15/49	520	624,385
4.70%, 02/19/46	165	208,651
5.60%, 11/30/39	250	347,940
7.00%, 10/30/25	74	94,409

		18,496,312

Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.
1.95%, 02/01/23	74	74,867
2.30%, 05/03/22	145	147,571
3.70%, 08/01/47 (Call 02/01/47)	70	84,785
4.00%, 08/15/45	195	240,921
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29 (Call 09/01/29)	115	117,739
3.13%, 12/01/49 (Call 06/01/49)	175	182,607
3.15%, 03/15/27 (Call 12/15/26)	125	134,805

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
4.15%, 03/15/47 (Call 09/15/46)	$100	$121,797
Procter & Gamble Co. (The)
1.70%, 11/03/21	175	175,735
2.15%, 08/11/22	375	381,281
2.30%, 02/06/22	208	211,459
2.45%, 11/03/26	220	231,174
2.70%, 02/02/26(a)	295	313,381
2.85%, 08/11/27(a)	245	265,575
3.10%, 08/15/23	230	243,032
3.50%, 10/25/47	210	250,839
5.55%, 03/05/37	50	71,439
Unilever Capital Corp.
2.00%, 07/28/26(a)	215	217,307
2.13%, 09/06/29 (Call 06/06/29)	100	99,688
2.60%, 05/05/24 (Call 03/05/24)	300	310,284
3.00%, 03/07/22	100	102,731
3.10%, 07/30/25	200	213,466
3.50%, 03/22/28 (Call 12/22/27)	475	526,286
5.90%, 11/15/32	330	456,575

		5,175,344

Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	210	260,814

Diversified Financial Services — 3.7%
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	532	541,725
2.50%, 07/30/24 (Call 06/29/24)	250	256,172
2.65%, 12/02/22	375	384,435
3.00%, 10/30/24 (Call 09/29/24)	565	593,097
3.40%, 02/27/23 (Call 01/27/23)	285	298,404
3.63%, 12/05/24 (Call 11/04/24)	375	404,786
3.70%, 11/05/21 (Call 10/05/21)	250	258,175
3.70%, 08/03/23 (Call 07/03/23)	225	239,162
4.05%, 12/03/42	221	271,673
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/05/21)	375	377,520
2.70%, 03/03/22 (Call 01/31/22)	540	550,746
3.30%, 05/03/27 (Call 04/03/27)	390	421,048
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 02/02/26)(a)	335	350,842
4.00%, 10/15/23	225	242,665
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	229	252,438
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	271	278,978
3.20%, 03/02/27 (Call 12/02/26)	195	208,328
3.20%, 01/25/28 (Call 10/25/27)	230	246,615
3.25%, 05/21/21 (Call 04/21/21)	92	93,848
3.85%, 05/21/25 (Call 03/21/25)	200	219,922
4.00%, 02/01/29 (Call 11/01/28)	200	227,882
CME Group Inc.
3.00%, 09/15/22(a)	245	253,543
3.00%, 03/15/25 (Call 12/15/24)	390	412,148
4.15%, 06/15/48 (Call 12/15/47)(a)	205	259,538
5.30%, 09/15/43 (Call 03/15/43)	80	113,109
Credit Suisse USA Inc., 7.13%, 07/15/32	230	345,352
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	202	205,184
3.10%, 09/15/27 (Call 06/15/27)	175	187,208
3.75%, 12/01/25 (Call 09/01/25)	335	366,872
3.75%, 09/21/28 (Call 06/21/28)	350	391,370

Security	Par (000)	Value

Diversified Financial Services (continued)
4.00%, 10/15/23	$170	$183,811
4.25%, 09/21/48 (Call 03/21/48)	180	224,998
Invesco Finance PLC
3.75%, 01/15/26	97	105,958
4.00%, 01/30/24	410	442,009
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	750	760,065
2.95%, 11/21/26 (Call 08/21/26)	465	495,941
2.95%, 06/01/29 (Call 03/01/29)	115	122,884
3.38%, 04/01/24	572	614,099
3.65%, 06/01/49 (Call 12/01/48)	15	17,404
3.80%, 11/21/46 (Call 05/21/46)	125	146,460
ORIX Corp.
2.90%, 07/18/22	150	153,147
3.25%, 12/04/24	75	79,363
3.70%, 07/18/27	115	125,056
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	447	457,697
3.30%, 04/01/27 (Call 01/01/27)	370	396,429
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	332	337,136
2.75%, 09/15/27 (Call 06/15/27)	115	121,974
2.80%, 12/14/22 (Call 10/14/22)	793	818,884
3.15%, 12/14/25 (Call 09/14/25)	795	854,235
3.65%, 09/15/47 (Call 03/15/47)	145	170,724
4.15%, 12/14/35 (Call 06/14/35)	300	365,208
4.30%, 12/14/45 (Call 06/14/45)	655	836,474

		17,082,741

Electric — 5.5%
AEP Transmission Co. LLC, 3.75%, 12/01/47 (Call 06/01/47)	265	296,999
Alabama Power Co.
3.45%, 10/01/49 (Call 04/01/49)	100	107,734
3.75%, 03/01/45 (Call 09/01/44)	40	44,748
6.00%, 03/01/39	185	264,274
Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	223	226,532
Series A, 4.30%, 07/15/48 (Call 01/15/48)	100	121,969
Series B, 3.70%, 12/01/47 (Call 06/01/47)	90	99,551
Ameren Illinois Co., 3.70%, 12/01/47 (Call 06/01/47)(a)	276	315,587
Arizona Public Service Co., 4.35%, 11/15/45 (Call 05/15/45)	70	84,384
Baltimore Gas & Electric Co., 3.50%, 08/15/46 (Call 02/15/46)	180	194,090
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	105	112,239
3.80%, 07/15/48 (Call 01/15/48)	60	66,806
4.45%, 01/15/49 (Call 07/15/48)	250	306,397
4.50%, 02/01/45 (Call 08/01/44)	175	212,898
5.15%, 11/15/43 (Call 05/15/43)	90	117,702
5.95%, 05/15/37	25	34,942
6.13%, 04/01/36	180	252,095
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	105	115,052
4.50%, 04/01/44 (Call 10/01/43)	90	112,755
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	100	123,985
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	110	113,487
3.65%, 06/15/46 (Call 12/15/45)	200	223,798
4.00%, 03/01/48 (Call 09/01/47)	365	431,463
5.90%, 03/15/36	75	103,566
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	60	67,762

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	$150	$179,097
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)(a)	160	179,942
3.95%, 03/01/43 (Call 09/01/42)	158	180,308
4.45%, 03/15/44 (Call 09/15/43)	300	364,866
4.50%, 12/01/45 (Call 06/01/45)	60	74,036
4.63%, 12/01/54 (Call 06/01/54)	298	379,244
Series 07-A, 6.30%, 08/15/37	70	100,327
Series 08-B, 6.75%, 04/01/38	104	155,926
Series 09-C, 5.50%, 12/01/39	190	259,570
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	135	153,598
Series A, 4.13%, 05/15/49 (Call 11/15/48)	75	89,407
Series C, 4.30%, 12/01/56 (Call 06/01/56)	35	41,926
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	275	313,929
Series E, 4.65%, 12/01/48 (Call 06/01/48)	15	19,245
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)(a)	100	104,807
4.05%, 05/15/48 (Call 11/15/47)	115	139,970
4.35%, 04/15/49 (Call 10/15/48)	100	127,349
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	155	164,060
Dominion Energy South Carolina Inc.
5.10%, 06/01/65 (Call 12/01/64)	120	167,496
6.05%, 01/15/38	50	70,818
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	135	152,658
3.95%, 03/01/49 (Call 09/01/48)	150	179,308
Series A, 4.05%, 05/15/48 (Call 11/15/47)	100	119,853
Duke Energy Carolinas LLC
2.45%, 02/01/30 (Call 11/01/29)	200	203,966
2.50%, 03/15/23 (Call 01/15/23)(a)	239	244,602
2.95%, 12/01/26 (Call 09/01/26)	65	68,881
3.05%, 03/15/23 (Call 03/15/23)	120	124,644
3.20%, 08/15/49 (Call 02/15/49)	95	99,991
3.70%, 12/01/47 (Call 06/01/47)	65	73,726
3.75%, 06/01/45 (Call 12/01/44)	25	28,175
3.88%, 03/15/46 (Call 09/15/45)	200	231,310
3.95%, 11/15/28 (Call 08/15/28)	215	244,335
3.95%, 03/15/48 (Call 09/15/47)	100	117,560
4.00%, 09/30/42 (Call 03/30/42)	75	87,411
4.25%, 12/15/41 (Call 06/15/41)	375	449,029
5.30%, 02/15/40	118	158,501
6.00%, 01/15/38	80	113,717
6.05%, 04/15/38	125	178,987
6.10%, 06/01/37	230	324,355
Duke Energy Florida LLC
2.50%, 12/01/29 (Call 09/01/29)	95	97,292
3.20%, 01/15/27 (Call 10/15/26)	135	144,667
3.40%, 10/01/46 (Call 04/01/46)	220	236,397
3.80%, 07/15/28 (Call 04/15/28)	475	532,033
6.35%, 09/15/37	60	87,749
6.40%, 06/15/38	155	231,720
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 12/15/45)	25	28,244
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	100	105,265
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	96	98,218
3.00%, 09/15/21 (Call 06/15/21)	420	427,896
3.60%, 09/15/47 (Call 03/15/47)	10	11,036

Security	Par (000)	Value

Electric (continued)
4.10%, 03/15/43 (Call 09/15/42)	$75	$87,748
4.15%, 12/01/44 (Call 06/01/44)	50	59,221
4.20%, 08/15/45 (Call 02/15/45)	70	83,588
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	134	144,573
Entergy Louisiana LLC
4.00%, 03/15/33 (Call 12/15/32)	276	323,052
4.20%, 09/01/48 (Call 03/01/48)	195	238,366
Evergy Kansas Central Inc., 4.13%, 03/01/42 (Call 09/01/41)	59	69,196
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	69	71,167
3.13%, 12/01/25 (Call 06/01/25)(a)	196	209,030
3.15%, 10/01/49 (Call 04/01/49)	200	213,064
3.25%, 06/01/24 (Call 12/01/23)	230	243,133
3.70%, 12/01/47 (Call 06/01/47)	165	191,313
3.95%, 03/01/48 (Call 09/01/47)	225	268,978
3.99%, 03/01/49 (Call 09/01/48)	15	18,072
4.05%, 06/01/42 (Call 12/01/41)	50	59,319
4.05%, 10/01/44 (Call 04/01/44)	175	210,677
4.13%, 02/01/42 (Call 08/01/41)	40	47,772
4.13%, 06/01/48 (Call 12/01/47)(a)	100	122,839
5.69%, 03/01/40	30	42,617
5.95%, 02/01/38	140	201,907
5.96%, 04/01/39	110	160,091
Georgia Power Co.
4.30%, 03/15/42	304	353,485
Series 10-C, 4.75%, 09/01/40	69	83,323
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	204	267,281
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	175	187,873
3.65%, 04/15/29 (Call 01/15/29)	200	223,738
3.65%, 08/01/48 (Call 02/01/48)	25	28,369
4.25%, 07/15/49 (Call 01/15/49)	100	124,412
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)(a)	110	115,171
3.40%, 02/07/28 (Call 11/07/27)	115	125,450
4.02%, 11/01/32 (Call 05/01/32)	115	135,270
4.30%, 03/15/49 (Call 09/15/48)	175	220,531
Northern States Power Co./MN
2.90%, 03/01/50 (Call 09/01/49)	215	216,941
3.40%, 08/15/42 (Call 02/15/42)	25	27,275
3.60%, 09/15/47 (Call 03/15/47)	170	192,659
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	245	262,799
Ohio Power Co., Series M, 5.38%, 10/01/21	115	121,959
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	200	206,572
3.75%, 04/01/45 (Call 10/01/44)	133	151,620
5.30%, 06/01/42 (Call 12/01/41)	95	129,325
7.00%, 05/01/32	150	219,771
PacifiCorp
4.13%, 01/15/49 (Call 07/15/48)	325	390,023
4.15%, 02/15/50 (Call 08/15/49)	15	18,046
5.75%, 04/01/37	330	454,116
6.00%, 01/15/39	175	251,184
6.25%, 10/15/37	100	145,077
PECO Energy Co., 3.90%, 03/01/48 (Call 09/01/47)	125	146,300
Potomac Electric Power Co., 4.15%, 03/15/43 (Call 09/15/42)	40	46,967
Public Service Co. of Colorado, 3.60%, 09/15/42
(Call 03/15/42)	124	137,629
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	164	167,549

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.80%, 03/01/46 (Call 09/01/45)	$21	$24,404
Puget Sound Energy Inc., 4.22%, 06/15/48 (Call 12/15/47)	75	90,978
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	155	157,816
4.50%, 08/15/40	215	256,934
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)(a)	100	103,431
3.65%, 02/01/50 (Call 08/01/49)	100	105,424
3.88%, 06/01/21 (Call 03/01/21)(a)	129	131,683
4.00%, 04/01/47 (Call 10/01/46)	255	282,494
4.50%, 09/01/40 (Call 03/01/40)	75	88,049
4.65%, 10/01/43 (Call 04/01/43)	165	197,891
5.50%, 03/15/40	184	239,706
6.00%, 01/15/34	95	127,556
6.05%, 03/15/39	50	69,262
Series 08-A, 5.95%, 02/01/38(a)	132	178,212
Series A, 4.20%, 03/01/29 (Call 12/01/28)	140	159,082
Series B, 4.88%, 03/01/49 (Call 09/01/48)	100	123,433
Series C, 3.50%, 10/01/23 (Call 07/01/23)	165	173,966
Series C, 4.13%, 03/01/48 (Call 09/01/47)	185	209,081
Virginia Electric & Power Co.
3.30%, 12/01/49 (Call 06/01/49)	110	117,369
4.00%, 01/15/43 (Call 07/15/42)	100	115,231
4.45%, 02/15/44 (Call 08/15/43)	83	102,017
4.60%, 12/01/48 (Call 06/01/48)	200	258,428
8.88%, 11/15/38	176	315,075
Series A, 3.15%, 01/15/26 (Call 10/15/25)	316	335,522
Series A, 3.50%, 03/15/27 (Call 12/15/26)	265	288,627
Series A, 6.00%, 05/15/37	145	202,851
Series B, 3.80%, 09/15/47 (Call 03/15/47)	60	68,437
Series C, 2.75%, 03/15/23 (Call 12/15/22)(a)	154	158,173
Series C, 4.00%, 11/15/46 (Call 05/15/46)	90	104,782
Series D, 4.65%, 08/15/43 (Call 02/15/43)	50	62,891

		25,683,505

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	317	322,602
2.63%, 02/15/23 (Call 11/15/22)	67	68,877

		391,479

Electronics — 0.2%
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	420	422,218
2.50%, 11/01/26 (Call 08/01/26)	515	536,368
4.25%, 03/01/21	125	128,591
Tyco Electronics Group SA, 3.50%, 02/03/22 (Call 11/03/21)	35	36,050

		1,123,227

Food — 0.0%
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)(a)	175	180,021

Forest Products & Paper — 0.1%
Georgia-Pacific LLC
7.75%, 11/15/29	161	233,379
8.00%, 01/15/24	110	134,894

		368,273

Gas — 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)(a)	48	50,920
3.38%, 09/15/49 (Call 03/15/49)	100	107,540
4.13%, 10/15/44 (Call 04/15/44)	55	64,789

Security	Par (000)	Value

Gas (continued)
4.15%, 01/15/43 (Call 07/15/42)	$125	$147,059
4.30%, 10/01/48 (Call 04/01/48)	125	154,115
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	85	106,438
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	65	68,694
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	105	108,020

		807,575

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.90%, 11/01/22	285	292,923

Health Care – Products — 0.9%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)	510	566,529
4.75%, 11/30/36 (Call 05/30/36)	145	184,950
4.90%, 11/30/46 (Call 05/30/46)	615	826,929
Danaher Corp.
3.35%, 09/15/25 (Call 06/15/25)(a)	135	145,392
4.38%, 09/15/45 (Call 03/15/45)	120	147,296
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	100	103,152
3.15%, 03/15/22	450	464,490
3.50%, 03/15/25	589	637,563
4.38%, 03/15/35	475	589,423
4.63%, 03/15/45	490	643,591

		4,309,315

Health Care – Services — 2.0%
Ascension Health, 3.95%, 11/15/46	320	387,690
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	75	89,252
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	190	203,142
4.15%, 05/01/47 (Call 11/01/46)	455	557,188
4.88%, 04/01/42	45	58,949
New York and Presbyterian Hospital (The), 4.02%, 08/01/45	40	47,212
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	220	240,920
4.26%, 11/01/47 (Call 11/01/46)	160	182,749
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	10	11,053
UnitedHealth Group Inc.
2.13%, 03/15/21	125	125,711
2.75%, 02/15/23 (Call 11/15/22)	25	25,682
2.88%, 12/15/21	35	35,785
2.88%, 03/15/22 (Call 12/15/21)	145	148,228
2.88%, 03/15/23	29	30,002
2.88%, 08/15/29	230	239,607
2.95%, 10/15/27	80	84,491
3.10%, 03/15/26	225	240,491
3.35%, 07/15/22	160	166,307
3.38%, 11/15/21 (Call 08/15/21)	125	128,203
3.38%, 04/15/27	125	135,260
3.45%, 01/15/27	200	217,818
3.50%, 06/15/23	295	311,682
3.50%, 02/15/24	650	693,127
3.50%, 08/15/39 (Call 02/15/39)	270	290,458
3.70%, 08/15/49 (Call 02/15/49)(a)	425	467,627
3.75%, 07/15/25	795	869,897
3.75%, 10/15/47 (Call 04/15/47)	110	120,907
3.85%, 06/15/28(a)	155	173,180
3.88%, 12/15/28	150	168,851

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
3.88%, 08/15/59 (Call 02/15/59)	$200	$221,310
3.95%, 10/15/42 (Call 04/15/42)	95	107,102
4.20%, 01/15/47 (Call 07/15/46)	50	58,580
4.25%, 03/15/43 (Call 09/15/42)	165	193,883
4.25%, 04/15/47 (Call 10/15/46)	100	118,558
4.38%, 03/15/42 (Call 09/15/41)	50	59,098
4.45%, 12/15/48 (Call 06/15/48)	350	426,933
4.63%, 07/15/35	325	401,840
4.63%, 11/15/41 (Call 05/15/41)	75	91,566
4.75%, 07/15/45	380	476,030
5.80%, 03/15/36	105	142,724
6.50%, 06/15/37	50	72,709
6.63%, 11/15/37	310	458,013
6.88%, 02/15/38	135	204,281

		9,484,096

Household Products & Wares — 0.1%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	185	195,434
6.63%, 08/01/37(a)	146	221,825

		417,259

Insurance — 3.4%
Aflac Inc.
3.63%, 06/15/23	180	190,895
3.63%, 11/15/24	182	197,137
4.75%, 01/15/49 (Call 07/15/48)	170	217,841
Allstate Corp. (The)
3.15%, 06/15/23	117	122,618
3.28%, 12/15/26 (Call 09/15/26)	110	118,945
4.20%, 12/15/46 (Call 06/15/46)	200	243,950
4.50%, 06/15/43	129	162,433
5.55%, 05/09/35	90	121,826
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	216	222,662
4.20%, 08/15/48 (Call 02/15/48)	415	503,117
4.25%, 01/15/49 (Call 07/15/48)	220	269,546
4.30%, 05/15/43	83	101,126
4.40%, 05/15/42	175	215,040
5.75%, 01/15/40	62	89,051
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	190	191,300
2.75%, 03/15/23 (Call 01/15/23)	325	336,089
3.00%, 02/11/23	323	336,547
3.13%, 03/15/26 (Call 12/15/25)	584	625,522
3.40%, 01/31/22(a)	275	285,274
3.75%, 08/15/21	25	25,825
4.50%, 02/11/43	310	389,279
Chubb Corp. (The), 6.00%, 05/11/37	78	112,005
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	420	431,915
3.15%, 03/15/25	532	567,915
3.35%, 05/15/24(a)	55	58,584
3.35%, 05/03/26 (Call 02/03/26)	155	167,846
4.35%, 11/03/45 (Call 05/03/45)	210	265,889
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	242	248,384
3.75%, 04/01/26 (Call 01/01/26)	330	360,545
4.13%, 05/15/43 (Call 11/15/42)	71	81,782

Security	Par (000)	Value

Insurance (continued)
Manulife Financial Corp.
4.15%, 03/04/26	$190	$212,578
5.38%, 03/04/46	170	234,520
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	263	268,016
3.50%, 06/03/24 (Call 03/03/24)	115	121,853
3.50%, 03/10/25 (Call 12/10/24)	245	260,947
3.75%, 03/14/26 (Call 12/14/25)	170	185,399
3.88%, 03/15/24 (Call 02/15/24)	220	237,024
4.20%, 03/01/48 (Call 09/01/47)	210	249,295
4.35%, 01/30/47 (Call 07/30/46)	95	114,699
4.38%, 03/15/29 (Call 12/15/28)	345	398,185
4.80%, 07/15/21 (Call 04/15/21)	61	63,216
4.90%, 03/15/49 (Call 09/15/48)	160	210,080
MetLife Inc.
3.00%, 03/01/25	175	184,854
3.05%, 12/15/22	260	269,942
3.60%, 04/10/24	140	150,528
3.60%, 11/13/25 (Call 08/13/25)(a)	192	209,174
4.05%, 03/01/45(a)	358	419,633
4.13%, 08/13/42	106	124,922
4.60%, 05/13/46 (Call 12/13/45)	95	120,178
4.88%, 11/13/43	235	303,674
5.70%, 06/15/35	95	132,479
5.88%, 02/06/41	110	155,148
6.38%, 06/15/34	75	110,355
6.50%, 12/15/32	115	166,413
Series D, 4.37%, 09/15/23	172	187,244
Progressive Corp. (The)
2.45%, 01/15/27	305	312,771
4.13%, 04/15/47 (Call 10/15/46)	320	387,664
Prudential Financial Inc.
3.50%, 05/15/24	275	295,581
3.70%, 03/13/51 (Call 09/13/50)	250	269,195
3.88%, 03/27/28 (Call 12/27/27)(a)	143	159,711
3.91%, 12/07/47 (Call 06/07/47)	120	133,783
3.94%, 12/07/49 (Call 06/07/49)	318	356,628
4.35%, 02/25/50 (Call 08/25/49)	10	11,946
4.60%, 05/15/44	190	230,305
5.70%, 12/14/36	200	278,336
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	175	200,452
4.00%, 05/30/47 (Call 11/30/46)(a)	75	89,545
4.60%, 08/01/43	40	51,342
5.35%, 11/01/40	161	220,372
6.25%, 06/15/37	265	385,276
Travelers Property Casualty Corp., 6.38%, 03/15/33	164	235,971

		15,970,122

Internet — 1.9%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	550	587,691
3.60%, 11/28/24 (Call 08/28/24)	450	479,902
4.20%, 12/06/47 (Call 06/06/47)(a)	360	423,907
4.50%, 11/28/34 (Call 05/28/34)	225	268,542
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	445	452,534
3.38%, 02/25/24	272	291,687
3.63%, 05/19/21	115	118,080
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	325	332,621

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
2.50%, 11/29/22 (Call 08/29/22)	$615	$630,154
2.80%, 08/22/24 (Call 06/22/24)	670	702,267
3.15%, 08/22/27 (Call 05/22/27)	800	865,752
3.80%, 12/05/24 (Call 09/05/24)	60	65,680
3.88%, 08/22/37 (Call 02/22/37)	645	757,372
4.05%, 08/22/47 (Call 02/22/47)	720	884,210
4.25%, 08/22/57 (Call 02/22/57)	250	317,313
4.80%, 12/05/34 (Call 06/05/34)	150	193,385
4.95%, 12/05/44 (Call 06/05/44)	335	455,590
5.20%, 12/03/25 (Call 09/03/25)	200	235,942
Baidu Inc.
3.50%, 11/28/22	209	216,403
3.63%, 07/06/27	110	117,120
3.88%, 09/29/23 (Call 08/29/23)	350	370,622

		8,766,774

Machinery — 1.6%
ABB Finance USA Inc.
2.88%, 05/08/22	352	360,927
4.38%, 05/08/42	87	109,005
Caterpillar Financial Services Corp.
2.40%, 06/06/22	120	121,960
2.55%, 11/29/22	95	97,386
2.85%, 06/01/22	70	71,861
2.85%, 05/17/24	150	156,702
3.15%, 09/07/21	300	307,122
3.45%, 05/15/23	50	52,833
3.65%, 12/07/23	590	631,660
3.75%, 11/24/23	190	203,974
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	135	137,587
3.25%, 09/19/49 (Call 03/19/49)	200	210,018
3.40%, 05/15/24 (Call 02/15/24)	510	543,232
3.80%, 08/15/42	330	381,559
3.90%, 05/27/21	75	77,219
4.30%, 05/15/44 (Call 11/15/43)	45	55,251
4.75%, 05/15/64 (Call 11/15/63)	135	178,528
5.20%, 05/27/41	95	125,849
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	383	390,461
2.88%, 09/07/49 (Call 03/07/49)	200	200,826
3.90%, 06/09/42 (Call 12/09/41)	139	163,738
5.38%, 10/16/29	161	204,156
John Deere Capital Corp.
2.15%, 09/08/22	100	101,403
2.30%, 06/07/21	100	100,868
2.60%, 03/07/24	230	237,772
2.65%, 01/06/22	115	117,209
2.65%, 06/24/24(a)	35	36,330
2.65%, 06/10/26	135	140,592
2.80%, 03/04/21	38	38,477
2.80%, 01/27/23(a)	200	206,630
2.80%, 03/06/23	425	439,888
2.80%, 09/08/27	130	136,961
2.80%, 07/18/29	100	105,020
3.15%, 10/15/21	90	92,317
3.20%, 01/10/22	130	133,922
3.35%, 06/12/24	150	160,080
3.65%, 10/12/23(a)	260	278,171
3.90%, 07/12/21(a)	90	92,876

Security	Par (000)	Value

Machinery (continued)
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	$115	$140,826

		7,341,196

Manufacturing — 0.7%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	40	40,028
2.00%, 06/26/22	120	121,075
2.25%, 03/15/23 (Call 02/15/23)(a)	100	101,758
2.25%, 09/19/26 (Call 06/19/26)	190	193,407
2.88%, 10/15/27 (Call 07/15/27)	295	311,140
3.00%, 08/07/25	315	333,925
3.13%, 09/19/46 (Call 03/19/46)	122	121,397
3.63%, 09/14/28 (Call 06/14/28)	350	388,651
3.63%, 10/15/47 (Call 04/15/47)	155	167,888
4.00%, 09/14/48 (Call 03/14/48)(a)	300	348,762
5.70%, 03/15/37(a)	60	82,459
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	506	532,282
3.50%, 03/01/24 (Call 12/01/23)(a)	132	141,270
3.90%, 09/01/42 (Call 03/01/42)	200	240,970
4.88%, 09/15/41 (Call 03/15/41)	20	26,648

		3,151,660

Media — 4.1%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	70	84,694
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	279	284,030
2.65%, 02/01/30 (Call 11/01/29)	190	195,812
2.75%, 03/01/23 (Call 02/01/23)	221	227,824
2.85%, 01/15/23(a)	91	94,159
3.00%, 02/01/24 (Call 01/01/24)(a)	25	26,193
3.13%, 07/15/22	163	168,725
3.15%, 03/01/26 (Call 12/01/25)	750	797,115
3.15%, 02/15/28 (Call 11/15/27)	325	347,906
3.20%, 07/15/36 (Call 01/15/36)	272	288,758
3.30%, 02/01/27 (Call 11/01/26)	350	376,170
3.38%, 02/15/25 (Call 11/15/24)	245	261,638
3.38%, 08/15/25 (Call 05/15/25)	360	386,809
3.40%, 07/15/46 (Call 01/15/46)	438	462,572
3.45%, 10/01/21	300	308,949
3.45%, 02/01/50 (Call 08/01/49)(a)	188	202,177
3.55%, 05/01/28 (Call 02/01/28)	100	109,885
3.60%, 03/01/24	470	504,418
3.70%, 04/15/24 (Call 03/15/24)	350	376,590
3.90%, 03/01/38 (Call 09/01/37)(a)	225	257,141
3.95%, 10/15/25 (Call 08/15/25)	275	304,156
3.97%, 11/01/47 (Call 05/01/47)	264	302,900
4.00%, 08/15/47 (Call 02/15/47)	60	68,957
4.00%, 03/01/48 (Call 09/01/47)	310	357,954
4.00%, 11/01/49 (Call 05/01/49)	431	499,744
4.05%, 11/01/52 (Call 05/01/52)	404	472,724
4.15%, 10/15/28 (Call 07/15/28)	475	544,421
4.20%, 08/15/34 (Call 02/15/34)	225	266,774
4.25%, 10/15/30 (Call 07/15/30)	475	556,467
4.25%, 01/15/33	425	505,911
4.40%, 08/15/35 (Call 02/25/35)(a)	145	176,213
4.50%, 01/15/43	230	280,112
4.60%, 10/15/38 (Call 04/15/38)	310	382,190
4.60%, 08/15/45 (Call 02/15/45)	210	262,208
4.65%, 07/15/42	325	403,910

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.70%, 10/15/48 (Call 04/15/48)	$520	$667,618
4.75%, 03/01/44	132	166,926
4.95%, 10/15/58 (Call 04/15/58)	350	475,118
5.65%, 06/15/35(a)	95	129,367
6.40%, 05/15/38	95	138,445
6.45%, 03/15/37	125	181,008
6.50%, 11/15/35	100	146,491
6.95%, 08/15/37	195	296,556
7.05%, 03/15/33	45	66,700
NBCUniversal Media LLC
2.88%, 01/15/23	82	84,799
4.38%, 04/01/21	400	412,420
4.45%, 01/15/43	300	360,543
5.95%, 04/01/41	25	35,739
6.40%, 04/30/40	20	29,458
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	284	285,193
2.35%, 12/01/22	340	346,759
2.45%, 03/04/22	60	61,120
2.95%, 06/15/27(a)	285	307,310
3.00%, 02/13/26	410	438,134
3.00%, 07/30/46	170	175,466
3.15%, 09/17/25	275	295,677
3.70%, 12/01/42	345	388,798
4.13%, 06/01/44	480	587,237
Series B, 7.00%, 03/01/32	10	14,757
Series E, 4.13%, 12/01/41	189	228,312
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	150	150,588
2.00%, 09/01/29 (Call 06/01/29)	400	396,260
2.75%, 09/01/49 (Call 03/01/49)	130	128,265
3.70%, 09/15/24 (Call 06/15/24)	500	542,380
3.70%, 10/15/25 (Call 07/15/25)	20	21,911
4.75%, 09/15/44 (Call 03/15/44)	350	456,396

		19,161,957

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	342	350,557
3.25%, 06/15/25 (Call 03/15/25)	262	280,416
3.90%, 01/15/43 (Call 07/15/42)	150	169,671

		800,644

Mining — 0.5%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	216	221,154
3.25%, 11/21/21(a)	85	87,291
4.13%, 02/24/42	70	82,310
5.00%, 09/30/43	360	474,570
Rio Tinto Alcan Inc., 6.13%, 12/15/33	295	412,519
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	75	81,933
5.20%, 11/02/40	150	201,675
7.13%, 07/15/28	112	153,047
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	370	435,016
4.75%, 03/22/42 (Call 09/22/41)	50	63,522

		2,213,037

Oil & Gas — 5.1%
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	200	201,308

Security	Par (000)	Value

Oil & Gas (continued)
2.75%, 05/10/23(a)	$500	$515,230
3.02%, 01/16/27 (Call 10/16/26)	346	362,061
3.12%, 05/04/26 (Call 02/04/26)(a)	130	137,920
3.22%, 11/28/23 (Call 09/28/23)	230	241,410
3.22%, 04/14/24 (Call 02/14/24)	120	126,467
3.59%, 04/14/27 (Call 01/14/27)	125	135,373
3.79%, 02/06/24 (Call 01/06/24)	250	268,233
3.80%, 09/21/25 (Call 07/21/25)	240	262,918
4.74%, 03/11/21	12	12,399
BP Capital Markets PLC
2.50%, 11/06/22	220	224,831
3.06%, 03/17/22	135	138,827
3.28%, 09/19/27 (Call 06/19/27)	970	1,032,691
3.51%, 03/17/25	110	118,524
3.54%, 11/04/24	80	86,117
3.56%, 11/01/21	375	387,289
3.72%, 11/28/28 (Call 08/28/28)	125	137,985
3.81%, 02/10/24	280	301,162
3.99%, 09/26/23	50	53,847
Burlington Resources LLC
5.95%, 10/15/36	50	69,403
7.20%, 08/15/31	30	43,313
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)	215	216,406
2.36%, 12/05/22 (Call 09/05/22)	340	346,341
2.41%, 03/03/22 (Call 01/03/22)	110	111,773
2.50%, 03/03/22 (Call 02/03/22)	293	298,520
2.57%, 05/16/23 (Call 03/16/23)	20	20,581
2.90%, 03/03/24 (Call 01/03/24)	255	266,858
2.95%, 05/16/26 (Call 02/16/26)	666	707,032
3.19%, 06/24/23 (Call 03/24/23)	680	712,926
3.33%, 11/17/25 (Call 08/17/25)	165	178,761
Conoco Funding Co., 7.25%, 10/15/31	189	272,668
ConocoPhillips
5.90%, 10/15/32	100	135,046
5.90%, 05/15/38	105	145,887
6.50%, 02/01/39	460	680,404
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	250	300,433
4.95%, 03/15/26 (Call 12/15/25)	430	501,191
5.95%, 03/15/46 (Call 09/15/45)	115	168,853
ConocoPhillips Holding Co., 6.95%, 04/15/29	310	424,908
Exxon Mobil Corp.
1.90%, 08/16/22	100	100,896
2.02%, 08/16/24 (Call 07/16/24)	250	254,130
2.22%, 03/01/21 (Call 02/01/21)	520	523,609
2.28%, 08/16/26 (Call 06/16/26)	220	224,620
2.40%, 03/06/22 (Call 01/06/22)	115	116,926
2.44%, 08/16/29 (Call 05/16/29)	300	308,418
2.71%, 03/06/25 (Call 12/06/24)	390	406,739
2.73%, 03/01/23 (Call 01/01/23)	440	453,851
3.00%, 08/16/39 (Call 02/16/39)(a)	100	103,466
3.04%, 03/01/26 (Call 12/01/25)	335	356,249
3.10%, 08/16/49 (Call 02/16/49)	200	206,748
3.18%, 03/15/24 (Call 12/15/23)	211	223,124
3.57%, 03/06/45 (Call 09/06/44)	240	266,774
4.11%, 03/01/46 (Call 09/01/45)	515	623,619
Shell International Finance BV
1.75%, 09/12/21	302	302,791
1.88%, 05/10/21	450	451,759

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.25%, 01/06/23(a)	$405	$412,233
2.38%, 08/21/22(a)	130	132,505
2.38%, 11/07/29 (Call 08/07/29)	300	303,648
2.50%, 09/12/26	330	341,108
2.88%, 05/10/26	251	264,870
3.25%, 05/11/25	495	529,813
3.40%, 08/12/23	150	158,759
3.50%, 11/13/23 (Call 10/13/23)	155	164,929
3.63%, 08/21/42	40	44,285
3.75%, 09/12/46	340	385,383
3.88%, 11/13/28 (Call 08/23/28)	100	112,983
4.00%, 05/10/46	540	633,965
4.13%, 05/11/35	575	690,207
4.38%, 05/11/45	540	661,646
4.55%, 08/12/43	292	363,721
5.50%, 03/25/40	65	90,549
6.38%, 12/15/38	395	593,677
Total Capital Canada Ltd., 2.75%, 07/15/23	326	337,381
Total Capital International SA
2.22%, 07/12/21 (Call 06/12/21)	100	100,826
2.70%, 01/25/23	300	309,138
2.75%, 06/19/21	75	76,145
2.83%, 01/10/30 (Call 10/10/29)(a)	325	340,850
2.88%, 02/17/22	154	157,654
3.46%, 07/12/49 (Call 01/12/49)	200	217,832
3.70%, 01/15/24	358	384,281
3.75%, 04/10/24(a)	365	393,434
Total Capital SA
3.88%, 10/11/28	460	520,720
4.25%, 12/15/21	7	7,336

		23,999,493

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	280	342,202
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	55	56,329
3.14%, 11/07/29 (Call 08/07/29)	100	103,898
3.34%, 12/15/27 (Call 09/15/27)	145	153,574
4.08%, 12/15/47 (Call 06/15/47)	245	260,790
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	160	170,497

		1,087,290

Pharmaceuticals — 6.4%
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	75	78,912
3.40%, 05/15/24 (Call 02/15/24)	165	173,626
3.45%, 12/15/27 (Call 09/15/27)	205	218,143
4.25%, 03/01/45 (Call 09/01/44)	35	37,951
4.30%, 12/15/47 (Call 06/15/47)(a)	135	148,364
Bristol-Myers Squibb Co.
2.55%, 05/14/21(c)	350	354,105
2.60%, 05/16/22(c)	335	341,824
2.90%, 07/26/24 (Call 06/26/24)(c)	610	637,865
3.20%, 06/15/26 (Call 04/15/26)(c)	375	401,182
3.25%, 02/27/27	159	173,029
3.25%, 08/01/42	180	189,263
3.40%, 07/26/29 (Call 04/26/29)(c)	950	1,042,729
3.45%, 11/15/27 (Call 08/15/27)(c)	300	327,453
4.13%, 06/15/39 (Call 12/15/38)(c)	445	532,714
4.25%, 10/26/49 (Call 04/26/49)(c)	1,195	1,472,682

Security	Par (000)	Value

Pharmaceuticals (continued)
4.50%, 03/01/44 (Call 09/01/43)(a)	$84	$106,036
Eli Lilly & Co.
2.35%, 05/15/22	20	20,336
2.75%, 06/01/25 (Call 03/01/25)	370	387,249
3.38%, 03/15/29 (Call 12/15/28)	150	164,649
3.95%, 03/15/49 (Call 09/15/48)	360	429,826
4.15%, 03/15/59 (Call 09/15/58)(a)	250	307,727
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	175	180,966
3.38%, 05/15/23	150	157,889
3.63%, 05/15/25	265	288,961
3.88%, 05/15/28	335	378,503
4.20%, 03/18/43	155	189,453
5.38%, 04/15/34	320	427,754
6.38%, 05/15/38	565	847,766
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	440	451,290
2.88%, 06/01/22 (Call 05/01/22)	214	219,594
3.13%, 05/14/21	50	50,950
3.38%, 06/01/29 (Call 03/01/29)	200	219,786
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	100	100,186
2.05%, 03/01/23 (Call 01/01/23)	137	138,862
2.25%, 03/03/22 (Call 02/03/22)	158	160,274
2.45%, 03/01/26 (Call 12/01/25)	425	441,184
2.63%, 01/15/25 (Call 11/15/24)	115	120,214
2.90%, 01/15/28 (Call 10/15/27)	545	580,567
2.95%, 03/03/27 (Call 12/03/26)	235	251,253
3.38%, 12/05/23	219	234,849
3.40%, 01/15/38 (Call 07/15/37)	415	462,094
3.50%, 01/15/48 (Call 07/15/47)	55	63,084
3.55%, 03/01/36 (Call 09/01/35)	150	168,327
3.63%, 03/03/37 (Call 09/03/36)	215	246,214
3.70%, 03/01/46 (Call 09/01/45)	395	463,876
3.75%, 03/03/47 (Call 09/03/46)	275	326,062
4.38%, 12/05/33 (Call 06/05/33)	272	333,562
4.50%, 09/01/40	210	266,150
4.50%, 12/05/43 (Call 06/05/43)	50	64,293
4.95%, 05/15/33	60	78,055
5.95%, 08/15/37(a)	132	193,985
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	450	501,313
Merck & Co. Inc.
2.35%, 02/10/22	181	183,853
2.40%, 09/15/22 (Call 03/15/22)	297	303,424
2.75%, 02/10/25 (Call 11/10/24)	595	623,857
2.80%, 05/18/23(a)	410	426,133
2.90%, 03/07/24 (Call 02/07/24)	100	105,118
3.40%, 03/07/29 (Call 12/07/28)	300	330,957
3.60%, 09/15/42 (Call 03/15/42)	150	169,492
3.70%, 02/10/45 (Call 08/10/44)	460	527,804
3.90%, 03/07/39 (Call 09/07/38)	245	291,430
4.00%, 03/07/49 (Call 09/07/48)	375	456,634
4.15%, 05/18/43	10	12,351
6.50%, 12/01/33	100	146,593
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	100	101,766
2.40%, 09/21/22	214	218,400
3.00%, 11/20/25 (Call 08/20/25)	195	207,948
3.10%, 05/17/27 (Call 02/17/27)	150	161,589
3.40%, 05/06/24	370	396,292

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.70%, 09/21/42	$73	$83,700
4.00%, 11/20/45 (Call 05/20/45)	375	453,592
4.40%, 05/06/44	495	628,566
Pfizer Inc.
1.95%, 06/03/21	100	100,580
2.20%, 12/15/21	50	50,591
2.75%, 06/03/26	145	152,296
2.80%, 03/11/22	300	307,521
2.95%, 03/15/24 (Call 02/15/24)	100	105,085
3.00%, 09/15/21	100	102,305
3.00%, 06/15/23	307	320,929
3.00%, 12/15/26	235	251,274
3.20%, 09/15/23 (Call 08/15/23)	450	474,484
3.40%, 05/15/24	305	326,231
3.45%, 03/15/29 (Call 12/15/28)(a)	400	441,068
3.60%, 09/15/28 (Call 06/15/28)	385	429,852
3.90%, 03/15/39 (Call 09/15/38)	175	204,997
4.00%, 12/15/36	370	434,365
4.00%, 03/15/49 (Call 09/15/48)(a)	75	89,696
4.10%, 09/15/38 (Call 03/15/38)	50	59,704
4.13%, 12/15/46	225	271,890
4.20%, 09/15/48 (Call 03/15/48)	300	369,258
4.30%, 06/15/43	5	6,117
4.40%, 05/15/44	435	540,079
7.20%, 03/15/39(a)	432	705,940
Pharmacia LLC, 6.60%, 12/01/28	170	227,902
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	435	459,708
3.63%, 06/19/28 (Call 03/19/28)	245	276,928
4.00%, 03/29/21	300	308,232
Wyeth LLC
5.95%, 04/01/37	245	346,714
6.00%, 02/15/36	124	174,762
6.50%, 02/01/34	135	197,327

		29,718,315

Real Estate Investment Trusts — 1.2%
AvalonBay Communities Inc., 3.45%, 06/01/25 (Call 03/03/25)	175	188,347
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	155	162,237
3.00%, 04/15/23 (Call 01/15/23)	40	41,463
3.50%, 03/01/28 (Call 12/01/27)	445	486,670
4.50%, 07/01/44 (Call 01/01/44)(a)	129	161,975
4.63%, 12/15/21 (Call 09/15/21)	242	253,071
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	125	149,894
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	270	296,941
4.25%, 08/15/23 (Call 05/15/23)	225	242,770
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	75	76,235
3.09%, 09/15/27 (Call 06/15/27)	180	191,815
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	290	304,027
3.25%, 10/15/22 (Call 07/15/22)	380	393,900
3.65%, 01/15/28 (Call 10/15/27)	210	230,509
4.65%, 03/15/47 (Call 09/15/46)	100	128,578
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	140	141,712
2.50%, 07/15/21 (Call 04/15/21)	75	75,731

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.63%, 06/15/22 (Call 03/15/22)	$50	$51,035
2.75%, 02/01/23 (Call 12/01/22)(a)	325	334,812
2.75%, 06/01/23 (Call 03/01/23)	75	77,376
3.25%, 11/30/26 (Call 08/30/26)	126	135,361
3.25%, 09/13/49 (Call 03/13/49)	275	280,723
3.30%, 01/15/26 (Call 10/15/25)	200	214,134
3.38%, 10/01/24 (Call 07/01/24)	275	292,385
3.38%, 06/15/27 (Call 03/15/27)	165	177,896
3.38%, 12/01/27 (Call 09/01/27)	60	64,802
3.50%, 09/01/25 (Call 06/01/25)(a)	65	70,074
3.75%, 02/01/24 (Call 11/01/23)	125	133,964
4.25%, 11/30/46 (Call 05/30/46)	25	30,059
4.75%, 03/15/42 (Call 09/15/41)	89	110,591
6.75%, 02/01/40 (Call 11/01/39)	210	319,465

		5,818,552

Retail — 3.5%
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)	101	101,756
2.30%, 05/18/22 (Call 04/18/22)	272	276,477
2.75%, 05/18/24 (Call 03/18/24)	400	418,320
3.00%, 05/18/27 (Call 02/18/27)	205	220,377
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	25	25,129
2.13%, 09/15/26 (Call 06/15/26)	200	203,592
2.63%, 06/01/22 (Call 05/01/22)	429	439,116
2.70%, 04/01/23 (Call 01/01/23)	225	232,162
2.80%, 09/14/27 (Call 06/14/27)	175	184,756
2.95%, 06/15/29 (Call 03/15/29)	100	106,448
3.13%, 12/15/49 (Call 06/15/49)	100	102,902
3.35%, 09/15/25 (Call 06/15/25)	395	428,516
3.50%, 09/15/56 (Call 03/15/56)	210	229,847
3.75%, 02/15/24 (Call 11/15/23)	140	151,060
3.90%, 06/15/47 (Call 12/15/46)	165	191,461
4.20%, 04/01/43 (Call 10/01/42)	99	117,665
4.25%, 04/01/46 (Call 10/01/45)	235	284,625
4.40%, 04/01/21 (Call 01/01/21)	100	102,600
4.40%, 03/15/45 (Call 09/15/44)	300	367,656
4.50%, 12/06/48 (Call 06/06/48)	310	392,590
4.88%, 02/15/44 (Call 08/15/43)	152	196,696
5.40%, 09/15/40 (Call 03/15/40)	230	314,024
5.88%, 12/16/36	680	962,812
5.95%, 04/01/41 (Call 10/01/40)	35	50,875
Target Corp.
2.50%, 04/15/26	175	182,508
2.90%, 01/15/22	315	323,111
3.38%, 04/15/29 (Call 01/15/29)	250	274,770
3.50%, 07/01/24	164	177,604
3.63%, 04/15/46(a)	270	304,493
3.90%, 11/15/47 (Call 05/15/47)	165	194,642
4.00%, 07/01/42	405	480,067
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)(a)	425	434,852
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	179	182,752
2.38%, 09/24/29 (Call 06/24/29)(a)	300	307,425
2.55%, 04/11/23 (Call 01/11/23)	685	704,269
2.65%, 12/15/24 (Call 10/15/24)	325	339,186
2.95%, 09/24/49 (Call 03/24/49)(a)	395	405,349
3.13%, 06/23/21	174	177,798
3.30%, 04/22/24 (Call 01/22/24)	715	760,310

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.40%, 06/26/23 (Call 05/26/23)	$725	$767,536
3.55%, 06/26/25 (Call 04/26/25)(a)	383	416,558
3.63%, 12/15/47 (Call 06/15/47)	190	217,284
3.70%, 06/26/28 (Call 03/26/28)	365	408,778
3.95%, 06/28/38 (Call 12/28/37)	425	508,504
4.00%, 04/11/43 (Call 10/11/42)	105	125,497
4.05%, 06/29/48 (Call 12/29/47)	700	853,510
4.30%, 04/22/44 (Call 10/22/43)	75	93,323
5.25%, 09/01/35	550	750,068
5.63%, 04/01/40	210	304,151
5.63%, 04/15/41	110	161,000
6.20%, 04/15/38	55	83,042
7.55%, 02/15/30	50	73,861

		16,113,710

Semiconductors — 2.1%
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	225	243,155
3.90%, 10/01/25 (Call 07/01/25)	105	116,142
4.30%, 06/15/21	190	196,870
4.35%, 04/01/47 (Call 10/01/46)(a)	239	301,224
5.85%, 06/15/41	174	251,072
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	195	195,339
2.45%, 11/15/29 (Call 08/15/29)	200	204,990
2.60%, 05/19/26 (Call 02/19/26)	115	119,798
2.70%, 12/15/22	69	71,211
2.70%, 06/17/24 (Call 04/17/24)	175	182,388
2.88%, 05/11/24 (Call 03/11/24)(a)	315	330,473
3.10%, 07/29/22	31	32,140
3.15%, 05/11/27 (Call 02/11/27)	265	286,208
3.25%, 11/15/49 (Call 05/15/49)	150	159,386
3.30%, 10/01/21	600	616,686
3.70%, 07/29/25 (Call 04/29/25)	598	656,646
3.73%, 12/08/47 (Call 06/08/47)	517	593,056
4.00%, 12/15/32	230	271,363
4.10%, 05/19/46 (Call 11/19/45)	175	210,817
4.10%, 05/11/47 (Call 11/11/46)	200	242,400
4.25%, 12/15/42(a)	100	122,274
4.80%, 10/01/41	75	98,411
4.90%, 07/29/45 (Call 01/29/45)	35	46,320
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	250	267,817
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	315	322,639
2.90%, 05/20/24 (Call 03/20/24)	496	516,728
3.00%, 05/20/22	248	255,093
3.25%, 05/20/27 (Call 02/20/27)	400	429,760
3.45%, 05/20/25 (Call 02/20/25)	450	483,349
4.30%, 05/20/47 (Call 11/20/46)	200	237,720
4.65%, 05/20/35 (Call 11/20/34)	200	246,930
4.80%, 05/20/45 (Call 11/20/44)	338	428,591
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	225	226,451
2.90%, 11/03/27 (Call 08/03/27)	370	394,472
4.15%, 05/15/48 (Call 11/15/47)	330	412,117

		9,770,036

Software — 5.4%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	50	50,553
2.15%, 02/01/27 (Call 12/01/26)	245	248,325

Security	Par (000)	Value

Software (continued)
2.30%, 02/01/30 (Call 11/01/29)	$1,000	$1,013,660
3.25%, 02/01/25 (Call 11/01/24)	472	505,054
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	950	950,541
2.00%, 08/08/23 (Call 06/08/23)	385	391,133
2.38%, 02/12/22 (Call 01/12/22)	175	177,903
2.38%, 05/01/23 (Call 02/01/23)	275	281,999
2.40%, 02/06/22 (Call 01/06/22)	191	194,266
2.40%, 08/08/26 (Call 05/08/26)(a)	825	855,203
2.65%, 11/03/22 (Call 09/03/22)	286	294,237
2.70%, 02/12/25 (Call 11/12/24)	194	203,295
2.88%, 02/06/24 (Call 12/06/23)	605	634,808
3.13%, 11/03/25 (Call 08/03/25)	170	182,742
3.30%, 02/06/27 (Call 11/06/26)	495	541,896
3.45%, 08/08/36 (Call 02/08/36)	500	566,640
3.50%, 02/12/35 (Call 08/12/34)	100	114,030
3.50%, 11/15/42	190	215,042
3.63%, 12/15/23 (Call 09/15/23)	416	446,742
3.70%, 08/08/46 (Call 02/08/46)	970	1,140,885
3.75%, 05/01/43 (Call 11/01/42)	102	119,680
3.75%, 02/12/45 (Call 08/12/44)	269	316,349
3.95%, 08/08/56 (Call 02/08/56)	375	462,859
4.00%, 02/12/55 (Call 08/12/54)	594	735,241
4.10%, 02/06/37 (Call 08/06/36)	365	440,329
4.20%, 11/03/35 (Call 05/03/35)	392	481,321
4.25%, 02/06/47 (Call 08/06/46)	412	525,638
4.45%, 11/03/45 (Call 05/03/45)(a)	415	537,155
4.50%, 10/01/40	165	213,274
4.50%, 02/06/57 (Call 08/06/56)	305	412,817
4.75%, 11/03/55 (Call 05/03/55)	50	70,142
4.88%, 12/15/43 (Call 06/15/43)	265	358,113
5.20%, 06/01/39	335	465,208
5.30%, 02/08/41	212	300,357
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	725	728,009
2.40%, 09/15/23 (Call 07/15/23)	100	102,592
2.50%, 05/15/22 (Call 03/15/22)	295	300,289
2.50%, 10/15/22	550	562,644
2.63%, 02/15/23 (Call 01/15/23)(a)	185	190,313
2.65%, 07/15/26 (Call 04/15/26)	791	824,586
2.80%, 07/08/21	80	81,379
2.95%, 11/15/24 (Call 09/15/24)(a)	245	257,867
2.95%, 05/15/25 (Call 02/15/25)	272	287,474
3.25%, 11/15/27 (Call 08/15/27)	302	326,716
3.25%, 05/15/30 (Call 02/15/30)	315	344,323
3.40%, 07/08/24 (Call 04/08/24)	560	597,173
3.63%, 07/15/23	172	183,421
3.80%, 11/15/37 (Call 05/15/37)	225	255,697
3.85%, 07/15/36 (Call 01/15/36)	410	467,728
3.90%, 05/15/35 (Call 11/15/34)	314	363,986
4.00%, 07/15/46 (Call 01/15/46)	540	627,734
4.00%, 11/15/47 (Call 05/15/47)	265	309,213
4.13%, 05/15/45 (Call 11/15/44)	175	205,944
4.30%, 07/08/34 (Call 01/08/34)	812	981,489
4.38%, 05/15/55 (Call 11/15/54)	282	348,157
4.50%, 07/08/44 (Call 01/08/44)	140	172,407
5.38%, 07/15/40	475	642,100
6.13%, 07/08/39	310	451,754
6.50%, 04/15/38	140	208,583

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	$150	$157,281
3.70%, 04/11/28 (Call 01/11/28)	585	653,568

		25,079,864

Telecommunications — 0.9%
America Movil SAB de CV
3.13%, 07/16/22	250	257,692
4.38%, 07/16/42(a)	244	290,990
4.38%, 04/22/49 (Call 10/22/48)	325	393,143
6.13%, 03/30/40	265	376,478
6.38%, 03/01/35(a)	25	35,084
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	390	391,618
2.20%, 09/20/23 (Call 07/20/23)	210	214,395
2.50%, 09/20/26 (Call 06/20/26)	364	379,685
2.60%, 02/28/23(a)	125	128,804
2.90%, 03/04/21(a)	50	50,716
2.95%, 02/28/26	204	218,035
3.00%, 06/15/22	90	93,056
3.50%, 06/15/25	150	163,695
3.63%, 03/04/24	124	133,975
5.50%, 01/15/40(a)	218	305,645
5.90%, 02/15/39	579	838,959

		4,271,970

Transportation — 1.5%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	136	141,129
3.00%, 04/01/25 (Call 01/01/25)	125	132,146
3.05%, 09/01/22 (Call 06/01/22)	75	77,369
3.25%, 06/15/27 (Call 03/15/27)	165	180,078
3.40%, 09/01/24 (Call 12/01/23)	95	101,697
3.75%, 04/01/24 (Call 01/01/24)	50	53,840
3.85%, 09/01/23 (Call 06/01/23)	108	115,537
3.90%, 08/01/46 (Call 02/01/46)	100	114,867
4.05%, 06/15/48 (Call 12/15/47)	200	235,644
4.13%, 06/15/47 (Call 12/15/46)	130	154,467
4.15%, 04/01/45 (Call 10/01/44)	275	324,967
4.15%, 12/15/48 (Call 06/15/48)(a)	230	274,930
4.38%, 09/01/42 (Call 03/01/42)	75	90,989
4.40%, 03/15/42 (Call 09/15/41)	139	168,682
4.45%, 03/15/43 (Call 09/15/42)	170	208,128
4.55%, 09/01/44 (Call 03/01/44)	235	290,784
4.70%, 09/01/45 (Call 03/01/45)	135	170,768
4.90%, 04/01/44 (Call 10/01/43)	160	208,016
5.05%, 03/01/41 (Call 09/01/40)	45	57,952
5.15%, 09/01/43 (Call 03/01/43)	135	178,752
5.40%, 06/01/41 (Call 12/01/40)	55	74,293
5.75%, 05/01/40 (Call 11/01/39)	55	77,300

Security	Par/ Shares (000)	Value

Transportation (continued)
6.15%, 05/01/37	$220	$316,089
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	81	84,873
3.20%, 08/02/46 (Call 02/02/46)	160	172,730
4.45%, 01/20/49 (Call 07/20/48)	185	239,107
6.25%, 08/01/34	78	111,957
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	110	113,124
2.45%, 10/01/22	262	267,455
2.50%, 04/01/23 (Call 03/01/23)	265	271,757
2.80%, 11/15/24 (Call 09/15/24)	273	286,276
3.05%, 11/15/27 (Call 08/15/27)	215	230,119
3.40%, 03/15/29 (Call 12/15/28)(a)	200	219,772
3.40%, 11/15/46 (Call 05/15/46)	145	151,888
3.75%, 11/15/47 (Call 05/15/47)	415	459,563
4.88%, 11/15/40 (Call 05/15/40)	75	95,224
6.20%, 01/15/38	337	485,668

		6,937,937

Total Corporate Bonds & Notes — 98.8% (Cost: $429,765,331)		460,402,422

Short-Term Investments

Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(d)(e)(f)	26,236	26,252,213
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(d)(e)	2,003	2,003,000

		28,255,213

Total Short-Term Investments — 6.1% (Cost: $28,243,529)		28,255,213

Total Investments in Securities — 104.9% (Cost: $458,008,860)		488,657,635

Other Assets, Less Liabilities — (4.9)%		(22,737,485)

Net Assets — 100.0%		$465,920,150

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Aaa - A Rated Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	25,602	634	26,236	$26,252,213	$23,739	(b)	$298		$2,350
BlackRock Cash Funds: Treasury, SL Agency Shares	1,677	326	2,003	2,003,000	5,020		—		—

				$28,255,213	$28,759		$298		$2,350

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$460,402,422	$—	$460,402,422
Money Market Funds	28,255,213	—	—	28,255,213

	$28,255,213	$460,402,422	$—	$488,657,635